Financial information of geographical area (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial information of geographical area [Line Items]
Operating income	₩ 4,499,414	₩ 3,830,026	₩ 3,108,642
Non-current assets	7,798,840	7,713,396
Domestic
Financial information of geographical area [Line Items]
Operating income	4,023,916	3,504,780	2,876,073
Non-current assets	7,597,266	7,513,736
Overseas
Financial information of geographical area [Line Items]
Operating income	475,498	325,246	₩ 232,569
Non-current assets	₩ 201,574	₩ 199,660